U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Filing Under Rule 24F-2
                of the Investment Company Act of 1940

               Read instructions at end of Form before preparing Form.
                             Please print or type.

 1.  Name and address of issuer:

      MassMutual Select Funds
      1295 State Street  | MIP 381  |
      Springfield, MA 01111


 2. The name and EDGAR identifier of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes
      of securities of the issuer, check the box but do not list
          series or classes):   []

      MassMutual RetireSMARTSM by JPMorgan 2020 Fund-S000003675
      MassMutual RetireSMARTSM by JPMorgan 2025 Fund-S000028351
      MassMutual RetireSMARTSM by JPMorgan 2030 Fund-S000003676
      MassMutual RetireSMARTSM by JPMorgan 2035 Fund-S000028352
      MassMutual RetireSMARTSM by JPMorgan 2040 Fund-S000003677
      MassMutual RetireSMARTSM by JPMorgan 2045 Fund-S000028353
      MassMutual RetireSMARTSM by JPMorgan 2050 Fund-S000020009
      MassMutual RetireSMARTSM by JPMorgan 2055 Fund-S000042052
      MassMutual RetireSMARTSM by JPMorgan 2060 Fund-S000051694
      MassMutual 20/80 Allocation Fund-S000032893
      MassMutual 80/20 Allocation Fund-S000032896
      MassMutual RetireSMARTSM by JPMorgan In Retirement Fund-S000003678 MassMutual 40/60 Allocation Fund-S000032894
      MassMutual 60/40 Allocation Fund-S000032895
      MassMutual Select BlackRock Global Allocation Fund-S000027024 MassMutual Blue Chip Growth Fund-S000003658
      MassMutual Diversified Value Fund-S000003679
      MassMutual Equity Opportunities Fund-S000003681
      MassMutual Fundamental Growth Fund-S000003666
      MassMutual Fundamental Value Fund-S000003659
      MassMutual Growth Opportunities Fund -S000003656
      MassMutual Mid Cap Growth Fund-S000003665
      MassMutual Mid Cap Value Fund-S000013194
      MassMutual Overseas Fund-S000003667
      MassMutual Small Cap Growth Equity Fund-S000003668
      MassMutual Small Cap Value Equity Fund-S000012476
      MassMutual Small Company Value Fund-S000003671
      MassMutual Strategic Bond Fund-S000003673
      MM MSCI EAFE International Index Fund-S000037831
      MM Russell 2000 Small Cap Index Fund-S000037830
      MM S&P Mid Cap Index Fund-S000037829
      MM S&P 500 Index Fund-S000003661
      MassMutual Total Return Bond Fund-S000029393
      MM Equity Asset Fund-S000055552
      MassMutual Select T. Rowe Price Retirement Balanced Fund-S000061101 MassMutual Select T. Rowe Price Retirement 2005 Fund-S000061112 MassMutual Select T. Rowe Price Retirement 2010 Fund-S000061115 MassMutual Select T. Rowe Price Retirement 2015 Fund-S000061116 MassMutual Select T. Rowe Price Retirement 2020 Fund-S000061117 MassMutual Select T. Rowe Price Retirement 2025 Fund-S000061118 MassMutual Select T. Rowe Price Retirement 2030 Fund-S000061119 MassMutual Select T. Rowe Price Retirement 2035 Fund-S000061120 MassMutual Select T. Rowe Price Retirement 2040 Fund-S000061121 MassMutual Select T. Rowe Price Retirement 2045 Fund-S000061102 MassMutual Select T. Rowe Price Retirement 2050 Fund-S000061103 MassMutual Select T. Rowe Price Retirement 2055 Fund-S000061104 MassMutual Select T. Rowe Price Retirement 2060 Fund-S000061105 MassMutual Select T. Rowe Price Bond Asset Fund-S000061106
      MassMutual Select T. Rowe Price Emerging Markets Bond Fund-S000061107 MassMutual Select T. Rowe Price International Equity Fund-S000061114 MassMutual Select T. Rowe Price Large Cap Blend Fund-S000061108 MassMutual Select T. Rowe Price Limited Duration Inflation Focused
         Bond Fund-S000061109
      MassMutual Select T. Rowe Price Real Assets Fund-S000061110
      MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund-S000061111 MassMutual Select T. Rowe Price U.S. Treasury Long-Term
         Index Fund-S000061113

 3.  Investment Company Act File Number:  811-08274

     Securities Act File Number:  033-73824

 4(a).  Last day of fiscal year for which this Form is filed: 9/30/2021

 4(b).  [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [] Check box if this is the last time the issuer will be filing this Form.
        Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

 5.  Calculation of registration fee (if calculating on a class-by-class or series-by-series basis, provide the EDGAR identifier
             for each such class or series):

   (i)   Aggregate sale price of securities sold during
         the fiscal year pursuant to section 24(f):         $ 9,540,932,754

   (ii)  Aggregate price of securities redeemed or
         repurchased during the fiscal year:       $ 12,491,198,945

   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending
         no earlier than October 11, 1995 that were not
         previously used to reduce registration fees
         payable to the Commission:                 $ 0

   (iv)  Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                    - $ 12,491,198,945

   (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                $ 0

   (vi)  Redemption credits available for use in future years
         - if Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:               $ -2,950,266,191

   (vii) Multiplier for determining registration fee
         (See Instruction C.9):                                  X 0.0000927

   (viii) Registration fee due [multiply
          Item 5(v) by Item 5(vii)]
          (enter "0" if no fee is due):                    = $ 0

 6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:0

 7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): + $ 0

 8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $ 0

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           Method of Delivery:

                       [X]   Wire Transfer

                       []   Mail or other means

10. Explanatory Notes (if any): The issuer may provide any information it believes would be helpful in understanding the information reported in response to any item of this Form. To the extent responses relate to a particular item, provide the item number(s), as applicable.

                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*

               /s/   Justin Do Carmo
                   -------------------------------------------------------------
                     Assistant Treasurer
                   -------------------------------------------------------------


     Date: 12/22/2021
           -----------------

          * Please print the name and title of the signing officer below the signature.